Stockholders' Equity - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Aug. 08, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 07, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)		600,000,000	600,000,000		600,000,000	600,000,000	600,000,000	600,000,000		262,797,235
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued (in shares)		221,390,799	221,390,799		221,390,799	219,195,971				1,708,476
Common stock, shares outstanding (in shares)		221,390,799	221,390,799		221,390,799	219,195,971		217,076,712	76,565,107	1,708,476
Preferred stock, shares authorized (in shares)							1,000,000
Preferred stock, par value (in dollars per share)							$ 0.0001
Preferred stock, shares issued (in shares)		0	0		0
Preferred stock, shares outstanding (in shares)		0	0		0
Shares withheld related to net share settlement of equity awards (in shares)			1,887,172
Shares withheld related to net share settlement of equity awards			$ 3,076,000		$ 3,100,000
Treasury Stock issued and outstanding (in shares)		0	0		0
CF Principal Investments, LLC And YA II PN, Ltd. | Private Placement
Subsidiary, Sale of Stock [Line Items]
Agreement effective period	36 years
Maximum issuing capacity	$ 100,000,000
Number of shares purchased		0
Purchase price of common stock, percent	97.00%
Percentage of ownership after transaction, threshold	20.00%
Agreement terms, days after filing	3
Agreement termination cost or penalty	$ 0
Right to terminate agreement, prior written notice required	3 days
CF Principal Investments, LLC And YA II PN, Ltd. | Private Placement | Forecast
Subsidiary, Sale of Stock [Line Items]
Value of shares issued				$ 1,300,000